Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 6 – Related Party Transactions

Related party transactions are included in cost of goods sold, consulting fees, general and administrative expenses, interest expense, and the capital lease obligation. Amount of related party transactions included in the condensed consolidated statements of operations are shown below.

	Six months ended June 30,
	2014	2013
	(unaudited)	(unaudited)

Cost of goods sold	882,668	1,002,139
Operating expenses	96,958	114,690
Interest expense	87,916	82,834

Chief Executive Officer

The Chief Executive Officer purchased 156,000 shares in the offering that closed on February 15, 2013 at a price of $0.65 per share in consideration of monies owed to him by the Company.

2014
Beginning balance as of December 31, 2013	$114,434
Monies owed	7,679
Monies paid	(22,113)
Ending balance as of June 30, 2014 (Unaudited)	$100,000

Chief Business Development Officer

The Chief Business Development Officer is the sole owner of two corporations, CyberSecurity, Inc. and Market Tactics, Inc., which were paid for marketing consulting services provided to the Company.

2014
Beginning balance as of December 31, 2013	$16,058
Monies owed	53,698
Monies paid	(68,776)
Ending balance as of June 30, 2014 (Unaudited)	$980

Director

A Director of the Company is the counter party to consulting and non-compete contracts, as well as the sole owner of two corporations, Full Circle and NY Terminals with contracts with the Company. Full Circle is paid pursuant to lease and services agreements. NY Terminals is paid pursuant to a ground lease agreement.

2014
Beginning balance as of December 31, 2013	$426,052
Monies owed	1,046,494
Monies paid	(1,015,823)
Ending balance as of June 30, 2014 (Unaudited)	$456,723

NOTE 13 – Related Party Transactions

Related party transactions are included in cost of goods sold, consulting fees, general and administrative expenses, interest expense,  and the capital lease obligation. Refer to the consolidated statements of operations for amounts.

Chief Executive Officer

The Chief Executive Officer is the sole owner of a corporation, Barcid Investment Group, that was paid for management consulting services provided to the Company. As of February 1, 2012, the CEO changed his status from a consultant and became an employee of the Company. The CEO purchased 156,000 shares in the offering that closed on February 15, 2013 at a price of $0.65 per share in consideration of monies owed to him by the Company.

	2013	2012
Beginning balance as of December 31, 2012	$211,800	$278,800
Monies owed	87,069	12,500
Monies paid	(184,435)	(79,500)
Ending balance as of December 31, 2013	$114,434	$211,800

Chief Business Development Officer

The Chief Business Development Officer is the sole owner of two corporations, CyberSecurity, Inc. and Market Tactics, Inc., which were paid for marketing consulting services provided to the Company.

	2013	2012
Beginning balance as of December 31, 2012	$-	$41,000
Monies owed	145,011	77,000
Monies paid	(128,953)	(118,000)
Ending balance as of December 31, 2013	$16,058	$-

Chief Financial Officer

The Chief Financial Officer is reimbursed for business expenses charged on a personal credit card.

	2013	2012
Beginning balance as of December 31, 2012	$-	$-
Monies owed	57,272	-
Monies paid	(41,134)	-
Ending balance as of December 31, 2013	$16,138	$-

 Director

A Director of the Company is the counter party to consulting and non-compete contracts, as well as the sole owner of two corporations, Full Circle and NY Terminals with contracts with the Company. As described in Note 4, Full Circle is paid pursuant to lease and services agreements. NY Terminals is paid pursuant to a ground lease agreement.

	2013	2012
Beginning balance as of December 31, 2012	$-	$-
Monies owed	2,832,046	-
Monies paid	(2,405,994)	-
Ending balance as of December 31, 2013	$426,052	$-

General Manager

The General Manager of Acquisition Sub #3 is co-owner of MMT Technologies, which is paid rent pursuant to a lease agreement for the building and land occupied by Acquisition Sub #3.

	2013	2012
Beginning balance as of December 31, 2012	$-	$-
Monies owed	10,000	-
Monies paid	-	-
Ending balance as of December 31, 2013	$10,000	$-

Former Chief Financial Officer

The former Chief Financial Officer for the Company was owed $17,455 at the end of 2012. In 2013, the former CFO ceased to be a related party upon his resignation from the Company in January of 2013 and the outstanding payable balance was repaid.

Shareholder

A shareholder of the Company was owed $230,000 at the end of 2012 for consulting services provided to the Company.  In 2013, the shareholder ceased to be a related party and the outstanding payable balance was repaid.